Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Future aggregate maturities of Notes Payable - Related Parties
Amount
2026	$-
2027	-
2028	-
2029	-
2030	-
Thereafter	250,000
Total	$250,000